UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonell, Jr.
Title:  Chief Compliance Officer
Phone:  650-233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonell, Jr.       Menlo Park, CA                     8/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             123

Form 13F Information Table Value Total:  $    1,036,665
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AT&T INC                      COM            00206R102      438    12,278 SH       SOLE                   12,278      0    0
ABBOTT LABORATORIES           COM            002824100      506     7,851 SH       SOLE                    7,851      0    0
ALTRIA GROUP INC              COM            02209S103      515    14,897 SH       SOLE                   14,897      0    0
AMAZON COM INC                COM            023135106      483     2,116 SH       SOLE                    2,116      0    0
AMERICAN EXPRESS CO           COM            025816109    1,002    17,210 SH       SOLE                   17,210      0    0
ANADARKO PETROLEUM CORP       COM            032511107      506     7,648 SH       SOLE                    7,648      0    0
APACHE CORP                   COM            037411105      413     4,704 SH       SOLE                    4,704      0    0
APPLE INC                     COM            037833100    2,940     5,033 SH       SOLE                    5,033      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103      231     4,156 SH       SOLE                    4,156      0    0
B C E INC NEW                 COM            05534B760      241     5,850 SH       SOLE                    5,850      0    0
BP PLC                        SPNSRD ADR     055622104      416    10,253 SH       SOLE                   10,253      0    0
BP PRUDHOE BAY ROYALTY TRUST  UNIT BEN INT   055630107      291     2,500 SH       SOLE                    2,500      0    0
BRE PROPERTIES INC            COM CLASS A    05564E106   19,037   380,590 SH       SOLE                  380,590      0    0
BAIDU INC                     SPNSRD ADR     056752108   13,143   114,304 SH       SOLE                  114,304      0    0
BAKER HUGHES INC              COM            057224107    5,737   139,594 SH       SOLE                  139,594      0    0
BANK AMER CORP                COM            060505104    4,236   517,817 SH       SOLE                  517,817      0    0
BARRICK GOLD CORP             COM            067901108   19,533   519,919 SH       SOLE                  519,919      0    0
BERKSHIRE HATHAWAY INC        COM CLASS A    084670108      375         3 SH       SOLE                        3      0    0
BERKSHIRE HATHAWAY INC        COM CLASS B    084670702      426     5,107 SH       SOLE                    5,107      0    0
BHP BILLITON LTD              SPNSRD ADR     088606108      206     3,153 SH       SOLE                    3,153      0    0
BOEING COMPANY                COM            097023105   19,725   265,475 SH       SOLE                  265,475      0    0
BOSTON PROPERTIES INC         COM            101121101   12,967   119,654 SH       SOLE                  119,654      0    0
BRISTOL MYERS SQUIBB CO       COM            110122108   20,900   581,363 SH       SOLE                  581,363      0    0
CNOOC LTD                     SPNSRD ADR     126132109    8,549    42,481 SH       SOLE                   42,481      0    0
CAMDEN PROPERTY TRUST         SH BEN INT     133131102    1,880    27,785 SH       SOLE                   27,785      0    0
CATERPILLAR INC DEL           COM            149123101      737     8,682 SH       SOLE                    8,682      0    0
CHEVRON CORP NEW              COM            166764100    3,720    35,261 SH       SOLE                   35,261      0    0
CHINA MOBILE LTD              SPNSRD ADR     16941M109   17,756   324,787 SH       SOLE                  324,787      0    0
CISCO SYS INC                 COM            17275R102    1,959   114,087 SH       SOLE                  114,087      0    0
CITIGROUP INC                 COM            172967424      226     8,258 SH       SOLE                    8,258      0    0
COACH INC                     COM            189754104   18,971   324,399 SH       SOLE                  324,399      0    0
COCA-COLA COMPANY             COM            191216100   14,374   183,832 SH       SOLE                  183,832      0    0
CONOCOPHILLIPS                COM            20825C104      292     5,233 SH       SOLE                    5,233      0    0
COSTCO WHSL CORP (NEW)        COM            22160K105   16,887   177,754 SH       SOLE                  177,754      0    0
DELL INC                      COM            24702R101   16,186 1,293,836 SH       SOLE                1,293,836      0    0
DENISON MINES CORP            COM            248356107       13    10,000 SH       SOLE                   10,000      0    0
DEVON ENERGY CORP (NEW)       COM            25179M103   16,040   276,602 SH       SOLE                  276,602      0    0
DIGITAL REALTY TRUST INC      COM            253868103   22,956   305,796 SH       SOLE                  305,796      0    0
EMC CORPORATION MASS          COM            268648102    2,018    78,717 SH       SOLE                   78,717      0    0
ECHELON CORP                  COM            27874N105       35    10,000 SH       SOLE                   10,000      0    0
EQUITY RESIDENTIAL            SH BEN INT     29476L107   17,796   285,380 SH       SOLE                  285,380      0    0
EXELON CORP                   COM            30161N101      217     5,780 SH       SOLE                    5,780      0    0
EXXON MOBIL CORP              COM            30231G102    6,780    79,231 SH       SOLE                   79,231      0    0
FEDERAL REALTY INVESTMENT TR  SH BEN INT     313747206   12,063   115,888 SH       SOLE                  115,888      0    0
FRONTIER COMMUNICATIONS GROUP COM            35906A108       38    10,001 SH       SOLE                   10,001      0    0
GENERAL ELEC CO               COM            369604103   19,540   937,613 SH       SOLE                  937,613      0    0
GILEAD SCIENCES INC           COM            375558103      271     5,275 SH       SOLE                    5,275      0    0
GOLDCORP INC                  COM            380956409   19,353   514,992 SH       SOLE                  514,992      0    0
GOOGLE INC                    COM CLASS A    38259P508   19,648    33,872 SH       SOLE                   33,872      0    0
HEALTH CARE REIT INC          COM            42217K106      356     6,100 SH       SOLE                    6,100      0    0
HIGHWOODS PROPERTIES INC      COM            431284108   10,905   324,076 SH       SOLE                  324,076      0    0
HOME DEPOT INC                COM            437076102   14,721   277,808 SH       SOLE                  277,808      0    0
HONEYWELL INTERNATIONAL INC   COM            438516106   21,388   383,027 SH       SOLE                  383,027      0    0
INTEL CORP                    COM            458140100   29,420 1,103,956 SH       SOLE                1,103,956      0    0
INTERNATIONAL BUSINESS MACHS  COM            459200101    1,515     7,746 SH       SOLE                    7,746      0    0
INTUIT INC                    COM            461202103   13,722   231,212 SH       SOLE                  231,212      0    0
ISHARES GOLD TRUST            iSHARES        464285105      252    16,208 SH       SOLE                   16,208      0    0
ISHARES INC                   MSCI SINGAPOR  464286673   38,387 3,115,853 SH       SOLE                3,115,853      0    0
ISHARES INC                   MSCI SKOREA    464286772      232     4,240 SH       SOLE                    4,240      0    0
ISHARES INC                   MSCI H KONG    464286871   26,884 1,639,261 SH       SOLE                1,639,261      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ISHARES TRUST                 DJ SEL DIV IDX 464287168      347     6,175 SH       SOLE                    6,175      0    0
ISHARES TRUST                 FTSE CH 25     464287184      524    15,563 SH       SOLE                   15,563      0    0
ISHARES TRUST                 MSCI ASIA EX-J 464288182      565    10,741 SH       SOLE                   10,741      0    0
ISHARES TRUST                 S&P US PFD STK 464288687      208     5,337 SH       SOLE                    5,337      0    0
JA SOLAR HOLDINGS             SPNSRD ADR     466090107       15    15,000 SH       SOLE                   15,000      0    0
JPMORGAN CHASE & CO           COM            46625H100   17,841   499,321 SH       SOLE                  499,321      0    0
JOHNSON & JOHNSON             COM            478160104      773    11,442 SH       SOLE                   11,442      0    0
KLA TENCOR CORP               COM            482480100      387     7,850 SH       SOLE                    7,850      0    0
KKR & CO LP                   COM            48248M102   31,511 2,444,615 SH       SOLE                2,444,615      0    0
KENNAMETAL INC                COM            489170100      262     7,900 SH       SOLE                    7,900      0    0
LIBERTY PROPERTY TRUST        COM            531172104   13,202   358,368 SH       SOLE                  358,368      0    0
MACK-CALI REALTY CORP         COM            554489104    9,467   325,652 SH       SOLE                  325,652      0    0
MCDONALDS CORP                COM            580135101    4,192    47,345 SH       SOLE                   47,345      0    0
MICROSOFT CORP                COM            594918104    1,103    36,068 SH       SOLE                   36,068      0    0
MONSANTO COMPANY              COM            61166W101      585     7,071 SH       SOLE                    7,071      0    0
MOSAIC CO                     COM            61945C103    6,523   119,127 SH       SOLE                  119,127      0    0
NASDAQ OMX GROUP INC 2.50%    8/15/13 NOTE   631103AA6    1,153 1,147,000 PRN      SOLE                1,147,000      0    0
NETAPP INC                    COM            64110D104      445    13,999 SH       SOLE                   13,999      0    0
NEWMONT MINING CORP           COM            651639106      742    15,299 SH       SOLE                   15,299      0    0
NIKE INC                      COM CLASS B    654106103   13,687   155,920 SH       SOLE                  155,920      0    0
ONEOK PARTNERS LP             UNIT LTD PART  68268N103      226     4,200 SH       SOLE                    4,200      0    0
ORACLE CORP                   COM            68389X105      642    21,615 SH       SOLE                   21,615      0    0
PEPSICO INC                   COM            713448108      588     8,315 SH       SOLE                    8,315      0    0
PETROCHINA CO LTD             COM            71646E100   17,230   133,418 SH       SOLE                  133,418      0    0
PFIZER INC                    COM            717081103    4,564   198,453 SH       SOLE                  198,453      0    0
PHILIP MORRIS INTL INC        COM            718172109    1,402    16,070 SH       SOLE                   16,070      0    0
PIEDMONT OFFICE REALTY TRUST  COM CLASS A    720190206   13,915   808,516 SH       SOLE                  808,516      0    0
PIMCO HIGH INCOME FUND        COM            722014107   43,813 3,235,787 SH       SOLE                3,235,787      0    0
PIMCO CORPORATE OPPTY FUND    COM            72201B101   30,750 1,641,752 SH       SOLE                1,641,752      0    0
PLAINS ALL AMERICAN PIPELINE  COM            726503105      283     3,502 SH       SOLE                    3,502      0    0
POWERSHARES QQQ TRUST         UNIT-SER 1     73935A104      812    12,661 SH       SOLE                   12,661      0    0
PRECISION CASTPARTS CORP      COM            740189105      217     1,322 SH       SOLE                    1,322      0    0
PROCTER & GAMBLE CO           COM            742718109    1,694    27,657 SH       SOLE                   27,657      0    0
PROSHARES TR II               ULTRASHT EUR   74347W882   80,930 3,872,237 SH       SOLE                3,872,237      0    0
PUBLIC STORAGE                COM            74460D109      265     1,834 SH       SOLE                    1,834      0    0
QUALCOMM INC                  COM            747525103   12,124   217,746 SH       SOLE                  217,746      0    0
ROYAL DUTCH SHELL PLC         CL A ADR       780259206    1,329    19,712 SH       SOLE                   19,712      0    0
S&P DEPOSITORY RECEIPTS TRUST TR UNIT        78462F103      798     5,866 SH       SOLE                    5,866      0    0
SPDR GOLD TRUST               GOLD SHARES    78463V107   53,399   344,087 SH       SOLE                  344,087      0    0
SPDR S&P MIDCAP 400 ETF TRUST UNIT-SER 1     78467Y107      457     2,665 SH       SOLE                    2,665      0    0
SABA SOFTWARE INC (NEW)       COM            784932600      255    27,500 SH       SOLE                   27,500      0    0
SCHLUMBERGER LIMITED          COM            806857108   17,489   269,433 SH       SOLE                  269,433      0    0
SEMPRA ENERGY                 COM            816851109      241     3,500 SH       SOLE                    3,500      0    0
SIEMENS A G                   SPON ADR       826197501      227     2,700 SH       SOLE                    2,700      0    0
SOUTHERN COMPANY              COM            842587107      211     4,550 SH       SOLE                    4,550      0    0
SOUTHERN COPPER CORP          COM            84265V105      245     7,782 SH       SOLE                    7,782      0    0
SUNOCO LOGISTICS PARTNERS LP  COM            86764L108      337     9,300 SH       SOLE                    9,300      0    0
3M CO                         COM            88579Y101      276     3,075 SH       SOLE                    3,075      0    0
TIFFANY & CO NEW              COM            886547108      300     5,675 SH       SOLE                    5,675      0    0
TRANSCANADA CORP              COM            89353D107      210     5,000 SH       SOLE                    5,000      0    0
UDR INC                       COM            902653104   15,561   602,189 SH       SOLE                  602,189      0    0
UNITED PARCEL SERVICE INC     COM            911312106   11,249   142,820 SH       SOLE                  142,820      0    0
VARIAN MEDICAL SYSTEMS INC    COM            92220P105      201     3,300 SH       SOLE                    3,300      0    0
VANGUARD INDEX FDS            REIT ETF       922908553      289     4,410 SH       SOLE                    4,410      0    0
VERIZON COMMUNICATIONS        COM            92343V104      502    11,287 SH       SOLE                   11,287      0    0
VISA INC                      COM CLASS A    92826C839   25,990   210,222 SH       SOLE                  210,222      0    0
WAL MART STORES INC           COM            931142103      231     3,307 SH       SOLE                    3,307      0    0
WASHINGTON REAL ESTATE INV    SH BEN INT     939653101      650    22,840 SH       SOLE                   22,840      0    0
WELLS FARGO & CO (NEW)        COM            949746101   27,671   827,496 SH       SOLE                  827,496      0    0
WEYERHAEUSER COMPANY          COM            962166104   14,672   656,150 SH       SOLE                  656,150      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
YAMANA GOLD INC               COM            98462Y100   13,256   860,771 SH       SOLE                  860,771      0    0
YUM! BRANDS INC               COM            988498101   17,010   264,042 SH       SOLE                  264,042      0    0
TYCO INTERNATIONAL LTD        COM            H89128104      268     5,077 SH       SOLE                    5,077      0    0